SUBSEQUENT EVENTS (Details) - Subsequent events - Unsecured bank loan on April 2026 ¥ in Thousands	1 Months Ended
Apr. 30, 2026 CNY (¥)
SUBSEQUENT EVENTS
Loan face amount	¥ 30,000
Term of loan	1 year